Share Capital Authorized and Issued	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Share Capital Authorized and Issued
14.          Share Capital Authorized and Issued
The following sets out the number and par value of shares authorized, issued and outstanding:

	June 30, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	104,861,827	111,730,209
Common shares
Cash dividends of $0.10 and $0.20 per common share were declared and paid in the three and six months ended June 30, 2025 (2024: $0.10 and $0.20 per common share).
Common share repurchases
On December 21, 2023 and on August 14, 2024, the Board of Directors approved the adoption of common share repurchase programs of up to $50.0 million and up to $200.0 million, respectively, of Fidelis’ outstanding common shares, utilizing a variety of methods, including open market purchases, accelerated share repurchases and privately negotiated transactions.
The following table summarizes common shares repurchased in the three and six months ended June 30, 2025 and 2024:

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Common shares repurchased	5,484,838	1,932,418	6,923,116	2,290,020
Cost of shares repurchased, inclusive of commissions	$88.7	$33.7	$110.8	$38.7
Weighted average price per share, inclusive of commissions	$16.17	$17.43	$16.01	$16.89
Included in common shares repurchased in the three months ended June 30, 2025 were 3,109,452 common shares repurchased from CVC Falcon Holdings Limited, a longstanding shareholder, for $50.0 million in a privately negotiated transaction.
Included in common shares repurchased in the three and six months ended June 30, 2025, were 541,639 and 677,723, respectively, (2024: 154,725 and 154,725) common shares repurchased from The Fidelis Partnership for $8.8 million and $10.9 million, respectively, (2024: $2.7 million and $2.7 million). These transactions were effected at a price equal to the average price paid by the Group on such day for share repurchases from all other shareholders. Common shares repurchased by the Group are retired. Common shares repurchased by the Group prior to June 30, 2025 that were held as treasury shares have been retired. The unutilized amount of the share repurchase authorization at June 30, 2025 was $33.8 million.